Organization and Summary of Significant Accounting Policies - Going Concern (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern [Line Items]
Net Income (Loss) Attributable to Parent		$ (599,174)	$ (195,516)	$ (1,851,725)	$ (1,180,617)	$ (1,851,624)	$ (4,177,300)
Net loss		$ (605,128)	$ (207,549)	(1,883,477)	(1,275,846)	(1,906,599)	(4,905,518)
Net cash used in operating activities				(1,468,587)	(1,350,357)	(2,027,080)	(1,738,853)
Payments to explore and develop oil and gas properties				$ 0	$ 18,442	18,442	$ 1,058,704
Acquisition of oil and gas properties						$ 0
Armacor [Member]
Going Concern [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Affiliated Entity [Member] | Visionary Private Equity Group I, LP | Loan Agreement [Member]
Going Concern [Line Items]
Debt instrument, face amount	500,000
Private Placement [Member] | Armacor [Member]
Going Concern [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Series B Preferred Stock [Member] | Armacor [Member]
Going Concern [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	800,000
Series B Preferred Stock [Member] | Private Placement [Member] | Armacor [Member]
Going Concern [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	800,000